EXHIBIT 99.7      CLAYTON WAIVED CONDITIONS SUMMARY

Client Name:
Client Project Name:	SEMT 2021-3
Start - End Dates:	10/29/2020 - 3/26/2021
Deal Loan Count:	255

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER110	Loan amount exceeds guideline maximum	6
Credit	Terms/Guidelines	CRDTER111	Ownership seasoning does not meet minimum per guidelines	1
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	6
Credit	Terms/Guidelines	CRDTER3490	Missing Patriot Act form	1
Credit	Credit/Mtg History	CRDCRMH118	Mortgage/rental lates exceed guidelines	1
Credit	Credit/Mtg History	CRDCRMH120	Collections, charge offs, liens, etc. exceed guidelines	1
Credit	Credit/Mtg History	CRDCRMH148	Credit report stale dated at closing	3
Credit	Credit/Mtg History	CRDCRMH149	Missing support docs for VOM/VOR (e.g. cancelled checks)	1
Credit	Credit/Mtg History	CRDCRMH1805	Debts/obligations not disclosed/accounted for at origination	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	5
Credit	Credit/Mtg History	CRDCRMH279	Credit Score Less than 700	1
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	4
Credit	DTI	CRDDTI105	Debt Ratio Exception 5% or Less	4
Credit	DTI	CRDDTI106	Debt Ratio Exception >5% and <10%	1
Credit	LTV/CLTV	CRDLTV141	LTV Exception >5% and <10%	1
Credit	LTV/CLTV	CRDLTV3024	LTV Exceeds Guideline Requirement by less than 5%	1
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	2
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	2
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	3
Credit	Income/Employment	CRDINC2488	Verbal verification of employment missing	4
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	39
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	2
Credit	Income/Employment	CRDINC3258	Missing Profit and Loss statement for one or more Self Employed borrowers	1
Credit	Income/Employment	CRDINC3260	Balance Sheet missing for one or more Self Employed borrowers	2
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	2
Credit	Application	CRDAPP1813	Undisclosed non-arm's length transaction	2
Credit	Assets	CRDAST2670	Asset documentation is insufficient per guideline requirements	2
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	3
Property Valuations	FEMA	PRVAFEMA858	Natural Disaster Area, no subsequent inspection (Individual & Public)	1
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	4
Property Valuations	Appraisal	PRVAAPPR135	Unable to determine when subject property acquired	1
Property Valuations	Appraisal	PRVAAPPR169	Appraisal includes one or more issue(s)	1
Property Valuations	Appraisal	PRVAAPPR3116	Missing updated valuation	1
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	20
Total				130

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